Disposal of Subsidiaries - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Huopu Cloud USD ($)	Dec. 31, 2014 Huopu Cloud CNY	Jul. 31, 2014 Huopu Cloud USD ($)	Jul. 31, 2014 Huopu Cloud CNY	Dec. 31, 2014 KaiYue USD ($) Shareholder	Dec. 31, 2014 KaiYue CNY Shareholder
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration of consolidated subsidiary							$ 32,200,000	200,000,000	$ 4,100,000	25,500,000
Payment related to disposal							4,800,000	30,000,000
Operating costs and expenses attributable to disposal					3,100,000	19,000,000
Amount of prepayment for games promotion					1,800,000	11,000,000
Gain on disposal of subsidiaries	$ 26,656,413	165,392,382	0	0	$ 22,500,000	140,000,000			$ 4,100,000	25,500,000
Percentage of equity interest									85.00%	85.00%
Percentage of ownership interest sold in subsidiary									85.00%	85.00%
Number of shareholders									2	2